Share-based payments (Details) € in Thousands																3 Months Ended			9 Months Ended
	Apr. 01, 2023 Option	Mar. 31, 2023 shares	Nov. 30, 2022 Option	Jul. 01, 2022 shares	Jun. 22, 2022 Option	Apr. 01, 2022 Option	Mar. 01, 2022 Option	Jan. 31, 2022 Option	Jan. 01, 2022 Option	Dec. 23, 2021 Option	Jul. 01, 2021 Option	Jun. 24, 2021 Option	Mar. 01, 2021 Option	Dec. 01, 2020 Option	Nov. 16, 2020 Option	Sep. 30, 2023 EUR (€) Option	Sep. 30, 2023 $ / shares	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 EUR (€) Option shares	Sep. 30, 2023 $ / shares	Sep. 30, 2022 EUR (€)
Share-based payments
Share-based based payments expenses | €																			€ 6,273		€ 6,455
Number of RSUs settled | shares																			81,670
LTIP Stock Options
Share-based payments
Number of RSUs settled | shares																			48,686
Benefit expenses recognized | €																€ 391		€ 1,352	€ 2,728		4,430
Expenses recognized with RSU | €																€ 1,110		€ 1,249	€ 3,030		€ 1,746
New VSOP
Share-based payments
Number of options exercised																21,087			69,246
Average share price | $ / shares																	$ 10.09			$ 9.90
Former Chief Scientific Officer | LTIP Stock Options
Share-based payments
Number of share options granted															266,155
Chief Business Officer and Chief Commercial Officer | LTIP Stock Options
Share-based payments
Number of share options granted														266,156
Number of options exercised																			0
Chief Operating Officer
Share-based payments
Number of RSU's awarded									36,000
Number of RSU awards granted								5,000
Chief Operating Officer | LTIP Stock Options
Share-based payments
Number of share options granted											20,000
Number of options exercised																			0
the Chief Executive Officer | LTIP Stock Options
Share-based payments
Number of share options granted	144,379
Number of options exercised																			0
Members of executive board and various key employees
Share-based payments
Number of RSU's awarded		646,914			188,986
Members of executive board and various key employees | LTIP Stock Options
Share-based payments
Number of RSU awards granted										63,095
Key employees
Share-based payments
Number of RSU's awarded			7,633
Number of RSUs settled | shares																			9,661
Key employees | LTIP Stock Options
Share-based payments
Number of share options granted						700			9,500				2,000
Number of options exercised																			0
Executive Board members | LTIP Stock Options
Share-based payments
Number of share options granted							130,000
Number of options exercised																			0
Supervisory Board members
Share-based payments
Number of RSU's awarded		92,701			36,902
Supervisory Board members | LTIP Stock Options
Share-based payments
Number of RSU's awarded												10,956
Chief Business Officer
Share-based payments
Number of RSU's awarded								30,000
Former Frame employees
Share-based payments
Number of RSU's awarded | shares				89,655
Number of RSUs settled | shares																			29,881